Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Other liabilities
Retirement benefit liabilities	£ 165	£ 129
Deferred tax	454	583
Liabilities of disposal groups	1	10
Notes in circulation	2,152	2,186
Current tax	100	227
Accruals	1,047	1,074
Deferred income	451	469
Other liabilities	1,580	2,436
Provisions for liabilities and charges	3,004	7,757
Total other liabilities	£ 8,954	£ 14,871	£ 14,871